Shareholders' equity and share-based payments - Treasury shares (Details) - shares	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Shareholders' equity
Number of treasury shares	33,841,104	24,392,703	15,474,234	32,473,281
TotalEnergies SE
Shareholders' equity
Number of treasury shares	33,841,104	24,392,703	15,474,234
Percentage of share capital represented by treasury shares	1.28%	0.92%	0.59%
Shares acquired with the intention to cancel them	30,665,526	23,284,409	11,051,144
TotalEnergies SE | TotalEnergies share performance plans
Shareholders' equity
Shares allocated or intended to be allocated to share-based payment plans	3,103,018	1,055,446	4,357,324
TotalEnergies SE | New share performance or purchase options plans
Shareholders' equity
Shares allocated or intended to be allocated to share-based payment plans	72,560	52,848	65,766